INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
JPY
OTHER EQUITY INSTRUMENTS
Loans and borrowings	¥ 19	¥ 21
USD
OTHER EQUITY INSTRUMENTS
Loans and borrowings	3,984	1,860
Joint ventures
OTHER EQUITY INSTRUMENTS
Loans and borrowings		190
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
OTHER EQUITY INSTRUMENTS
Loans and borrowings	¥ 4,373	¥ 3,330